GRANITESHARES ETF TRUST

SUPPLEMENT DATED APRIL 26, 2021

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED

OCTOBER 28, 2020

* * *

Investors Should Retain This Supplement for Future Reference

The following is added to the first paragraph of the SAI and to the section “FINANCIAL STATEMENTS” of the SAI:

The audited financial statements and related report of KPMG LLP, the Funds’ previous independent registered public accounting firm, contained in the Trust’s Annual Report for the fiscal year ended June 30, 2019, are incorporated herein by reference. The audited financial statements in the Trust’s Annual Report for the year ended June 30, 2019, have been incorporated herein by reference in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.